Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	$ 16,803	$ 16,799
Total financial liabilities	5,335	5,975
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	32	62
Level 1 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	0	0
Level 2 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	32	62
Level 3 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial liabilities	0	0
Cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	1,343	1,174
Cash equivalents | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	1,343	1,174
Cash equivalents | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Cash equivalents | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Investments in equity instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	100	25
Investments in equity instruments | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Investments in equity instruments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Investments in equity instruments | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	100	25
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	248	68
Derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	248	68
Derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	0	0
Investments in marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	2,128	2,033
Investments in marketable securities | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	530	537
Investments in marketable securities | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	1,598	1,496
Investments in marketable securities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Total financial assets	$ 0	$ 0